Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable	12 Months Ended
Dec. 31, 2021 shares
Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	5,475,283
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 9 months 10 days
Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	3,322,160
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 3 months 25 days
$2.43 – $12.06 [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,223,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 7 months 17 days
$2.43 – $12.06 [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,223,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 7 months 17 days
$12.07 – $15.34 [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,223,673
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 28 days
$12.07 – $15.34 [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,154,889
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 13 days
$15.35 – $19.31 [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	876,147
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 8 months 1 day
$15.35 – $19.31 [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	531,085
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 24 days
$19.32 – $24.17 [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,156,561
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 10 months 2 days
$19.32 – $24.17 [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	404,605
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 9 months 10 days
$24.18 – $50.07 [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	995,802
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 9 months 7 days
$24.18 – $50.07 [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	8,481
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 8 months 26 days